Fair Value Measurements (Detail Textuals) - Performance-based stock units - $ / shares	6 Months Ended	12 Months Ended
	Mar. 31, 2016	Sep. 30, 2015	Sep. 30, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term of PSUs	10 years	10 years
Condition for early excercise of stock based performance units	excess of $400 million	excess of $400 million
Method used for cost of award	Monte Carlo simulation model	Monte Carlo simulation model
Share price		$ 22.22	$ 3.45
After third anniversary from issuance of stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	50.00%	50.00%
Fourth anniversary
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	50.00%	50.00%